091-08195 fm

For Internal Use Only
Sec File No. 9-

RECEIVED
2010 MAY 18 PM 12: 12
SEC / TM

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10047121

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   Domestic exchange traded funds tracking various securities indices comprised of large, mid and small capitalization companies in the United States, Europe and Asia, as well as other developed and emerging markets
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   ONEF
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic equities market
8. Settlement Methodology of New Derivative Securities Product:
   cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: James C. Yong

Title: Chief Regulatory Officer

Telephone Number: (312) 786-8893

Manual Signature of Official Responsible for Form:

Date: May 11, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 18 2010

NSX National Stock Exchange

James C. Yong
Chief Regulatory Officer
james.yong@nsx.com

RECEIVED
2010 MAY 18 PM 12:03
SEC / TM

May 11, 2010

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which were recently approved for trading on the Exchange:

1. UBR
2. UXJ
3. UPV
4. UMX
5. NBB
6. NZRpC
7. NFMpC
8. NXKpC
9. NRKpC
10. EIDO
11. EIRL
12. EUSA
13. SMY
14. MHW
15. CVF
16. ONEF

Please contact me if you have any questions on the enclosed materials.

Very truly yours

J. C. Y.

James C. Yong

Encls.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 18 2010

One Financial Place
440 South LaSalle Street Suite 2600
Chicago Illinois 60605

Phone 312.786.8893
Fax 312.939.7239
www.nsx.com